INCOME TAX - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 4,523,401	$ 1,180,272
Deferred	(486,685)	(44,129)
State and Local
Current	1,862,831	0
Deferred	(803,558)	0
Change in valuation allowance	996,160	338,213
Income tax provision	6,092,149	1,474,356
change in the valuation allowance	$ 996,160	$ 338,213